COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 30, 2025	Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Plaintiff alleges damages	$ 12,000
Accrued provision for loss		$ 1,500